SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Vendor deposits	$ 4,937,655	$ 6,999,955
Prepaid software deposit	242,200
Other	42,399	81,738
Total other current assets	$ 5,222,254	7,081,693
Previously Reported [Member]
Vendor deposits		6,999,955
Interest receivable, related party		33,395
Prepaid software deposit
Other
Total other current assets		$ 7,033,350